Consolidated VIEs and Noncontrolling Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Chinaco's contribution to company's consolidated results of operation
ChinaCo contributed the following to the Company’s consolidated results of operations prior to its deconsolidation on October 2, 2020, in each case excluding amounts that eliminate in consolidation:

	Three Months Ended September 30,		Nine Months Ended September 30,

(Amounts in thousands)	2021	2020	2021	2020

Revenue	$—	$69,340	$—	$206,261
Location operating expenses	—	87,097	—	266,318
Restructuring and other related costs	—	(47,642)	—	(18,660)
Impairments/(gain on sale) of goodwill, intangibles and other assets	—	78,441	—	450,312
Depreciation and amortization	—	10,862	—	39,208
Total Expenses	—	149,527	—	819,527
Pre-tax loss	—	(58,437)	—	(598,727)
Net loss	—	(66,221)	—	(609,820)
Net (loss) income attributable to Legacy WeWork	—	(32,733)	—	(62,997)

ChinaCo contributed the following to the Company’s consolidated results of operations prior to its deconsolidation on October 2, 2020, in each case excluding amounts that eliminate in consolidation:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
Revenue	$206,261	$228,537	$99,529
Location operating expenses	266,318	290,254	116,173
Restructuring and other related costs	(18,660)	6,684	—
Impairments/(gain on sale) of goodwill, intangibles and other assets	450,312	—	—
Depreciation and amortization	39,208	42,257	20,584
Total Expenses	819,527	496,113	341,237
Pre-tax loss	(598,727)	(266,230)	(243,508)
Net loss	(609,820)	(274,019)	(244,613)
Net loss attributable to WeWork Inc.	(62,997)	39,072	(48,569)

Summary of Variable interest entities
The following table includes selected condensed consolidated financial information as of September 30, 2021 and December 31, 2020 of our consolidated VIEs, as included in our condensed consolidated financial statements, as of the periods they were considered VIEs and in each case, after intercompany eliminations.

	September 30, 2021		December 31, 2020

(Amounts in thousands)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)

Consolidated VIE balance sheets information:
Cash and cash equivalents	$71,706	$28,948	$161,411	$5,194
Property and equipment, net	397,156	290,393	445,599	—
Restricted cash	10,143	—	10,000	—
Total assets	1,903,203	983,031	2,096,389	13,834
Long-term debt, net	(12)	—	30,638	—
Total liabilities	1,620,725	877,981	1,693,267	573
Redeemable stock issued by VIEs	500,000	30,000	500,000	—
Total net assets (3)	(217,522)	75,050	(96,878)	13,261

The following tables include selected condensed consolidated financial information for the three and nine months ended September 30, 2021 and 2020 of our consolidated VIEs, as included in our condensed consolidated financial statements, for the periods they were considered VIEs and in each case, after intercompany eliminations.

	September 30, 2021		September 30, 2020

(Amounts in thousands)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)

Consolidated VIE statements of operations information:
Net income (loss) for the three months ended	$(33,345)	$(11,828)	$(121,703)	$2,475
Net income (loss) for the nine months ended	$(97,454)	$(11,544)	$(721,300)	$(9,202)

	Nine Months Ended September 30, 2021		Nine Months Ended September 30, 2020

(Amounts in thousands)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)

Consolidated VIE statements of operations information:
Net cash provided by (used in) operating activities	$(62,791)	$(11,413)	$(16,249)	$2,549
Net cash used in investing activities	(14,812)	(860)	(229,064)	(573)
Net cash provided by (used in) financing activities	(2,172)	31,794	70,754	(1,994)

(1)
The “Asia JVs” include ChinaCo, JapanCo and PacificCo as of and for the periods that each represented a consolidated VIE. The ChinaCo
Deconsolidation
occurred on October 2, 2020 and as a result, ChinaCo results and balances are not included above for the period subsequent to deconsolidation. The PacificCo
Roll-up
occurred on April 17, 2020 and as a result, PacificCo results and balances are not included above for the period subsequent to April 17, 2020. The consent of an affiliate of SoftBank Group Capital Limited is required for any dividends to be distributed by JapanCo. As a result, any net assets of JapanCo would be considered restricted net assets to the Company as of
September
 30, 2021. The net assets of the Asia JVs include preferred stock issued to affiliates of SBG and other investors with aggregate liquidation preferences totaling $0.5 billion and $0.5 billion as of
September
 30, 2021 and December 31, 2020
, respectively
, which preferred stock is redeemable upon the occurrence of an event that is not solely within the control of the Company. The initial issuance price of such redeemable preferred stock equals the liquidation preference for each share issued as of
September
 30, 2021 and December 31, 2020, respectively. After reducing the net assets of each Asia JV by the liquidation preference associated with such redeemable preferred stock, the remaining net assets of each Asia JV is negative.

(2)
For the three and nine months ended September 30, 2020, “Other VIEs” includes all other consolidated VIEs, other than the Asia JVs discussed separately in (1) and include WeWork Waller Creek, WeCap Manager and WeCap Holdings Partnership, 424 Fifth Venture and the Creator Fund in the periods prior to any disposal or deconsolidation as discussed above. For the three and nine months ended September 30, 2021, “Other VIEs” includes WeCap Manager, WeCap Holdings Partnership, and LatamCo.

(3)
Total net assets represents total assets less total liabilities and redeemable stock issued by VIEs after the total assets and total liabilities have both been reduced to remove amounts that eliminate in consolidation.

The following tables include selected consolidated financial information as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018 of our consolidated VIEs, as included in our consolidated financial statements, as of and for the periods they were considered VIEs and in each case, after intercompany eliminations.

	December 31, 2020		December 31, 2019
(Amounts in thousands)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)
Consolidated VIE balance sheets information:
Cash and cash equivalents	$161,411	$5,194	$388,400	$29,303
Property and equipment, net	445,599	—	895,015	979,655
Restricted cash	10,000	—	93,964	—
Total assets	2,096,389	13,834	5,639,177	1,073,621
Long-term debt, net	30,638	—	41,945	642,184
Total liabilities	1,693,267	573	4,686,200	665,513
Redeemable stock issued by VIEs	500,000	—	1,799,157	6,545
Total net assets (3)	(96,878)	13,261	(846,180)	401,563

	Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
(Amounts in thousands)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)	Asia JVs (1)	Other VIEs (2)
Consolidated VIE statements of operations information:
Net income (loss)	$(750,472)	$(2,502)	$(776,113)	$(24,747)	$(373,776)	$(146)
Consolidated VIE statements of cash flows information:
Net cash provided by (used in) operating activities	$(38,259)	$2,549	$(108,246)	$4,247	$(120,831)	$(71)
Net cash used in investing activities	$(236,971)	$(573)	$(592,574)	$(826,707)	$(516,814)	$(23,601)
Net cash provided by (used in) financing activities	$73,447	$(1,908)	$292,775	$843,312	$763,229	$47,905

(1)
The “Asia JVs” include ChinaCo, JapanCo and PacificCo as of and for the periods that each represented a consolidated VIE. The ChinaCo deconsolidation occurred on October 2, 2020 and as a result, ChinaCo results and balances are not included above for the period subsequent to deconsolidation. The PacificCo
Roll-up
occurred on April 17, 2020 and as a result, PacificCo results and balances are not included above for the period subsequent to April 17, 2020. The consent of an affiliate of SoftBank Group Capital Limited is required for any dividends to be distributed by JapanCo. As a result, any net assets of JapanCo would be considered restricted net assets to the Company as of December 31, 2020. The net assets of the Asia JVs include preferred stock issued to affiliates of SBG and other investors with aggregate liquidation preferences totaling $0.5 billion and $1.8 billion, respectively as of December 31, 2020 and 2019, which preferred stock is redeemable upon the occurrence of an event that is not solely within the control of the Company. The initial issuance price of such redeemable preferred stock equals the liquidation preference for each share issued as of December 31, 2020 and 2019, respectively. After reducing the net assets of each Asia JV by the liquidation preference associated with such redeemable preferred stock, the remaining net assets of each Asia JV is negative.

(2)
“Other VIEs” includes all other consolidated VIEs, other than the Asia JVs discussed separately in (1) and include WeWork Waller Creek, WeCap Manager and WeCap Holdings Partnership, 424 Fifth Venture and the Creator Fund in the periods prior to any disposal or deconsolidation as discussed above.

(3)
Total net assets represents total assets less total liabilities and redeemable stock issued by VIEs after the total assets and total liabilities have both been reduced to remove amounts that eliminate in consolidation.